CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - PHP (₱) ₱ in Millions	Total	Issued Capital [Member] Common Stock [Member]	Issued Capital [Member] Preferred Stock [Member]	Treasury Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Other Comprehensive (Loss) [Member]	Total Equity Attributable to Equity Holders of PLDT [Member]	Noncontrolling Interests [Member]
Beginning balance at Dec. 31, 2021	₱ 127,465	₱ 1,093	₱ 510	₱ (6,505)	₱ 130,312	₱ 34,243	₱ (36,437)	₱ 123,216	₱ 4,249
Cash dividends (Note 19)	(25,396)					(25,338)		(25,338)	(58)
Total comprehensive income (loss):	10,478					10,485	(267)	10,218	260
Net income	10,735					10,485		10,485	250
Other comprehensive income (loss) (Note 6)							(267)	(267)
Other comprehensive income (loss) (Note 6)	(257)
Other comprehensive income (loss) (Note 6)									10
Distribution charges on perpetual notes (Note 19)	(236)								(236)
Closing of other comprehensive income (loss) cashflow hedges to retained earnings (Note 6)						(1,222)	1,222
Acquisition and dilution of noncontrolling interests	1,733					714		714	1,019
Ending balance at Dec. 31, 2022	113,961	1,093	510	(6,505)	130,312	18,799	(35,482)	108,727	5,234
Transfer of pension	(83)					(83)		(83)
Cash dividends (Note 19)	(23,418)					(23,393)		(23,393)	(25)
Total comprehensive income (loss):	20,079					26,614	(6,730)	19,884	195
Net income	26,824					26,614		26,614	210
Other comprehensive income (loss) (Note 6)							(6,730)	(6,730)
Other comprehensive income (loss) (Note 6)	(6,745)
Other comprehensive income (loss) (Note 6)									(15)
Distribution charges on perpetual notes (Note 19)	(236)								(236)
Ending balance at Dec. 31, 2023	110,386	1,093	510	(6,505)	130,312	22,020	(42,212)	105,218	5,168
Treasury shares under employee benefit trust (Note 25)	34							0	34
Cash dividends (Note 19)	(20,850)					(20,800)		(20,800)	(50)
Total comprehensive income (loss):	30,815					32,307	(1,680)	30,627	188
Net income	32,555					32,307		32,307	248
Other comprehensive income (loss) (Note 6)							(1,680)	(1,680)
Other comprehensive income (loss) (Note 6)	(1,740)
Other comprehensive income (loss) (Note 6)									(60)
Distribution charges on perpetual notes (Note 19)	(59)								(59)
Others	374					374		374
Acquisition and dilution of noncontrolling interests	235								235
Perpetual notes settlement (Note 19)	(4,200)					0	0	0	(4,200)
Ending balance at Dec. 31, 2024	₱ 116,735	₱ 1,093	₱ 510	₱ (6,505)	₱ 130,312	₱ 33,901	₱ (43,892)	₱ 115,419	₱ 1,316